UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.53%

Aerospace & Defense 5.08%

Boeing Co. (The)	772,000	$126,160
Lockheed Martin Corp.	186,200	46,798
Raytheon Co.	167,200	24,104
United Technologies Corp.	1,201,400	131,757
Total		328,819

Automobiles 1.62%

Ford Motor Co.	8,498,500	105,041

Banks 7.77%

Citizens Financial Group, Inc.	2,862,600	103,540
Fifth Third Bancorp	2,470,970	64,492
JPMorgan Chase & Co.	2,663,742	225,433
KeyCorp	4,544,400	81,663
Wells Fargo & Co.	484,900	27,314
Total		502,442

Beverages 1.89%

Coca-Cola Co. (The)	1,671,000	69,464
PepsiCo, Inc.	510,700	53,000
Total		122,464

Capital Markets 2.87%

Ameriprise Financial, Inc.	616,000	69,158
BlackRock, Inc.	150,900	56,433
Invesco Ltd.	2,073,500	59,966
Total		185,557

Chemicals 3.36%

Celanese Corp. Series A	440,000	37,136
Dow Chemical Co. (The)	367,300	21,902
E.I. du Pont de Nemours & Co.	414,100	31,265
Eastman Chemical Co.	867,800	67,254
LyondellBasell Industries NV Class A	643,900	60,057
Total		217,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.95%

KAR Auction Services, Inc.	571,700	$26,041
Pitney Bowes, Inc.	1,168,400	18,601
Republic Services, Inc.	296,300	17,002
Total		61,644

Communications Equipment 1.47%

Cisco Systems, Inc.	1,748,600	53,717
Juniper Networks, Inc.	1,535,600	41,123
Total		94,840

Consumer Finance 1.20%

Discover Financial Services	1,122,300	77,753

Containers & Packaging 0.78%

Avery Dennison Corp.	347,500	25,374
WestRock Co.	468,600	25,005
Total		50,379

Diversified Telecommunication Services 2.97%

AT&T, Inc.	2,776,449	117,055
Verizon Communications, Inc.	1,530,251	74,998
Total		192,053

Electric: Utilities 4.09%

Duke Energy Corp.	809,539	63,581
Edison International	901,500	65,701
Eversource Energy	743,200	41,114
Exelon Corp.	885,900	31,786
PG&E Corp.	400,100	24,762
PPL Corp.	1,078,000	37,558
Total		264,502

Electrical Equipment 1.44%

Eaton Corp. plc	1,318,500	93,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 0.42%

Corning, Inc.	1,025,400	$27,163

Energy Equipment & Services 0.87%

Schlumberger Ltd.	675,500	56,546

Equity Real Estate Investment Trusts 4.73%

Annaly Capital Management, Inc.	1,064,300	10,877
AvalonBay Communities, Inc.	294,550	51,048
Communications Sales & Leasing, Inc.*	685,300	18,010
GGP, Inc.	2,178,400	54,111
Highwoods Properties, Inc.	225,900	11,614
Prologis, Inc.	893,000	43,623
Regency Centers Corp.	147,600	10,292
SL Green Realty Corp.	182,800	19,920
Starwood Property Trust, Inc.	935,200	20,818
UDR, Inc.	845,100	29,536
Ventas, Inc.	420,500	25,932
Vornado Realty Trust	93,500	9,940
Total		305,721

Food & Staples Retailing 2.22%

Sysco Corp.	313,700	16,457
Wal-Mart Stores, Inc.	988,500	65,973
Walgreens Boots Alliance, Inc.	748,700	61,348
Total		143,778

Food Products 3.58%

Archer-Daniels-Midland Co.	1,114,100	49,310
ConAgra Brands, Inc.	281,300	10,996
General Mills, Inc.	520,000	32,489
Kellogg Co.	417,500	30,356
Kraft Heinz Co. (The)	884,600	78,986
McCormick & Co., Inc.	169,300	16,177
Pinnacle Foods, Inc.	246,300	13,101
Total		231,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 0.98%

Medtronic plc (Ireland)(a)	831,900	$63,241

Health Care Providers & Services 1.67%

Anthem, Inc.	215,100	33,156
Cardinal Health, Inc.	305,500	22,900
Quest Diagnostics, Inc.	214,700	19,735
UnitedHealth Group, Inc.	200,400	32,485
Total		108,276

Hotels, Restaurants & Leisure 2.74%

Dunkin’ Brands Group, Inc.	767,300	39,800
Las Vegas Sands Corp.	670,900	35,276
McDonald’s Corp.	507,800	62,241
Wyndham Worldwide Corp.	254,500	20,121
Wynn Resorts Ltd.	194,400	19,718
Total		177,156

Household Durables 0.29%

Tupperware Brands Corp.	308,700	18,633

Household Products 2.45%

Kimberly-Clark Corp.	615,900	74,604
Procter & Gamble Co. (The)	960,100	84,105
Total		158,709

Industrial Conglomerates 0.86%

General Electric Co.	1,873,155	55,633

Information Technology Services 2.19%

Fidelity National Information Services, Inc.	359,700	28,567
International Business Machines Corp.	646,750	112,871
Total		141,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

Investments	Shares	Fair Value (000)
Insurance 6.47%

Allstate Corp. (The)	882,600	$66,380
AmTrust Financial Services, Inc.	759,400	20,041
Chubb Ltd. (Switzerland)(a)	357,200	46,968
Hartford Financial Services Group, Inc. (The)	342,000	16,659
Lincoln National Corp.	515,200	34,781
Marsh & McLennan Cos., Inc.	1,057,200	71,911
Prudential Financial, Inc.	1,011,700	106,340
XL Group Ltd.	1,483,100	55,720
Total		418,800

Leisure Products 0.76%

Mattel, Inc.	1,870,700	49,031

Machinery 2.67%

Caterpillar, Inc.	564,900	54,038
Cummins, Inc.	485,700	71,403
Dover Corp.	611,200	47,521
Total		172,962

Media 0.71%

Comcast Corp. Class A	128,550	9,695
Omnicom Group, Inc.	422,200	36,162
Total		45,857

Metals & Mining 0.47%

Steel Dynamics, Inc.	890,200	30,098

Multi-Line Retail 0.85%

Target Corp.	850,100	54,814

Multi-Utilities 2.12%

Consolidated Edison, Inc.	176,800	13,145
Dominion Resources, Inc.	409,400	31,229
SCANA Corp.	425,300	29,218
Sempra Energy	622,900	63,779
Total		137,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 8.17%

Chevron Corp.	1,968,332	$219,174
ConocoPhillips	1,479,700	72,150
Exxon Mobil Corp.	424,800	35,636
Kinder Morgan, Inc.	2,170,300	48,485
Occidental Petroleum Corp.	532,884	36,114
Valero Energy Corp.	1,341,050	88,187
Williams Cos., Inc. (The)	1,006,000	29,013
Total		528,759

Pharmaceuticals 5.97%

Bristol-Myers Squibb Co.	612,000	30,086
Johnson & Johnson	934,200	105,798
Merck & Co., Inc.	1,038,300	64,364
Pfizer, Inc.	5,872,600	186,338
Total		386,586

Road & Rail 1.71%

Norfolk Southern Corp.	262,300	30,810
Union Pacific Corp.	751,600	80,105
Total		110,915

Semiconductors & Semiconductor Equipment 4.82%

Applied Materials, Inc.	855,300	29,294
Intel Corp.	3,485,700	128,344
Microchip Technology, Inc.	632,300	42,585
QUALCOMM, Inc.	2,086,400	111,476
Total		311,699

Specialty Retail 0.66%

Foot Locker, Inc.	304,500	20,870
Home Depot, Inc. (The)	157,400	21,655
Total		42,525

Technology Hardware, Storage & Peripherals 3.49%

Apple, Inc.	1,366,625	165,840
HP, Inc.	1,212,900	18,254
Western Digital Corp.	255,200	20,347
Xerox Corp.	3,117,400	21,604
Total		226,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

Investments	Shares	Fair Value (000)
Tobacco 1.90%

Altria Group, Inc.	328,249	$23,365
Philip Morris International, Inc.	1,033,100	99,312
Total		122,677

Trading Companies & Distributors 0.27%

Watsco, Inc.	115,900	17,703
Total Common Stocks (cost $6,071,264,551)		6,439,982

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.58%

Repurchase Agreement

Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $38,205,000 of U.S. Treasury Note at 2.25% due 1/31/2024; value: $38,157,244; proceeds: $37,406,103 (cost $37,406,072)	$37,406	37,406
Total Investments in Securities 100.11% (cost $6,108,670,623)		6,477,388
Liabilities in Excess of Other Assets(b) (0.11)%		(7,310)
Net Assets 100.00%		$6,470,078

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

Open Futures Contracts at January 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2017	192	Long	$21,835,200	$89,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,439,982	$—	$—	$6,439,982
Repurchase Agreement	—	37,406	—	37,406
Total	$6,439,982	$37,406	$—	$6,477,388
Other Financial Instruments
Futures Contracts
Assets	$90	$—	$—	$90
Liabilities	—	—	—	—
Total	$90	$—	$—	$90

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended January 31, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended January 31, 2017 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of January 31, 2017, the Fund had futures contracts with a cumulated unrealized appreciation of $89,586, which is included on the Schedule of Investments.

4.	FEDERAL TAX INFORMATION

As of January 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,124,446,575
Gross unrealized gain	538,251,796
Gross unrealized loss	(185,310,651)
Net unrealized security gain	$352,941,145

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 30, 2017

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 30, 2017

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 30, 2017